UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08243

Direxion Funds

1301 Avenue of the Americas (6th Ave.), 28th Floor

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

1-800-851-0511

Date of fiscal year end: October 31, 2019

Date of reporting period:  January 31, 2019

Item 1. Schedule of Investments.

Direxion Indexed Commodity & Income Strategy Fund
Consolidated Schedule of Investments (Unaudited)
January 31, 2019

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	16,771,120
TOTAL NET ASSETS - 100.0%	$16,771,120

Percentages are stated as a percent of net assets.
(a) $392,027 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)
January 31, 2019

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Gold	4/26/2019	37	$ 4,903,240	$ 35,890	$ 128,986
Natural Gas	3/27/2019	11	304,150	(4,730)	(6,401)
Silver	3/27/2019	34	2,732,240	24,650	50,412
Sugar	9/30/2019	94	1,407,594	14,739	(60,080)
			$ 9,347,224	$ 70,549	$ 112,917

All futures contracts held by Direxion CTS Fund, a wholly owned subsidiary of the Direxion Indexed Commodity & Income Strategy Fund.

VALUATION MEASUREMENTS (Unaudited)

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2019:

	Direxion Indexed Commodity & Income Strategy Fund (Consolidated)
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$14,404,459	$-	$-	$14,404,459
Futures contracts*	179,398	-	-	179,398

Liability Class
Futures contracts*	(66,481)	-	-	(66,481)

For further detail on each asset class, see the Schedule of Investments.
* Futures contracts are valued at the unrealized appreciation/(depreciation).

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Funds

By (Signature and Title) /s/  Patrick J. Rudnick
Patrick J. Rudnick,
 Principal Executive Officer

Datee  March 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Patrick J. Rudnick
 Patrick J. Rudnick,
 Principal Executive Officer

Date  March 20, 2019
 Patrick J. Rudnick,
  Principal Financial Officer, Treasurer

By (Signature and Title) /s/ Patrick J. Rudnick

Date  March 20, 2019